Intangible assets (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	Dec. 31, 2012 Contract backlog	Dec. 31, 2011 Contract backlog	Dec. 31, 2012 Customer relationships	Dec. 31, 2011 Customer relationships
Intangible assets
Gross amount	$ 88,168	$ 88,168			$ 86,835	$ 86,835	$ 1,333	$ 1,333
Accumulated amortization	24,358	55,245			54,911	24,077	334	281
Weighted average remaining amortization period					P8Y		P2Y
Amortization expense for intangible assets	24,358	30,887	1,304	5,761
Estimated future annual amortization expense for intangible assets
2013		22,915
2014		5,600
2015		2,658
2016		898
2017		346
Thereafter		506
Estimated future annual amortization expense	$ 63,810	$ 32,923